Customer deposits and deposits from banks (Tables)	12 Months Ended
Dec. 31, 2017
Deposits [Abstract]
Schedule of maturities of deposits

By Maturity
	Demand		Total demand deposits	Term				Total term deposits
December 31, 2017	Non-interest bearing	Interest bearing		Within 3 months	3 to 6 months	6 to 12 months	After 12 months		Total deposits

Customers
Bermuda
Demand or less than $100k¹	1,840,201	2,578,411	4,418,612	13,983	4,267	8,640	13,984	40,874	4,459,486
Term - $100k or more	N/A	N/A	—	646,751	33,495	75,235	37,857	793,338	793,338
Total Bermuda	1,840,201	2,578,411	4,418,612	660,734	37,762	83,875	51,841	834,212	5,252,824

Non-Bermuda
Demand or less than $100k	639,525	2,755,517	3,395,042	19,147	5,202	4,762	781	29,892	3,424,934
Term and $100k or more	N/A	N/A	—	657,134	88,650	94,245	6,205	846,234	846,234
Total non-Bermuda	639,525	2,755,517	3,395,042	676,281	93,852	99,007	6,986	876,126	4,271,168

Total customer deposits	2,479,726	5,333,928	7,813,654	1,337,015	131,614	182,882	58,827	1,710,338	9,523,992

Banks
Bermuda
Demand or less than $100k	442	—	442	—	—	—	—	—	442

Non-Bermuda
Demand or less than $100k	—	7,704	7,704	—	—	—	—	—	7,704
Term and $100k or more	N/A	N/A	—	4,220	—	100	—	4,320	4,320
Total non-Bermuda	—	7,704	7,704	4,220	—	100	—	4,320	12,024

Total bank deposits	442	7,704	8,146	4,220	—	100	—	4,320	12,466

Total deposits	2,480,168	5,341,632	7,821,800	1,341,235	131,614	182,982	58,827	1,714,658	9,536,458

	Demand		Total demand deposits	Term				Total term deposits
December 31, 2016	Non-interest bearing	Interest bearing		Within 3 months	3 to 6 months	6 to 12 months	After 12 months		Total deposits

Customers
Bermuda
Demand or less than $100k¹	1,733,684	2,989,760	4,723,444	14,091	4,309	9,068	16,380	43,848	4,767,292
Term - $100k or more	N/A	N/A	—	1,036,800	37,550	60,952	44,507	1,179,809	1,179,809
Total Bermuda	1,733,684	2,989,760	4,723,444	1,050,891	41,859	70,020	60,887	1,223,657	5,947,101

Non-Bermuda
Demand or less than $100k	651,329	2,794,799	3,446,128	20,295	4,108	4,145	783	29,331	3,475,459
Term and $100k or more	N/A	N/A	—	440,674	119,519	17,590	9,510	587,293	587,293
Total non-Bermuda	651,329	2,794,799	3,446,128	460,969	123,627	21,735	10,293	616,624	4,062,752

Total customer deposits	2,385,013	5,784,559	8,169,572	1,511,860	165,486	91,755	71,180	1,840,281	10,009,853

Banks
Bermuda
Demand or less than $100k	340	—	340	4	—	—	—	4	344

Non-Bermuda
Demand or less than $100k	—	19,751	19,751	—	—	—	—	—	19,751
Term and $100k or more	N/A	N/A	—	3,601	100	—	—	3,701	3,701
Total non-Bermuda	—	19,751	19,751	3,601	100	—	—	3,701	23,452

Total bank deposits	340	19,751	20,091	3,605	100	—	—	3,705	23,796

Total deposits	2,385,353	5,804,310	8,189,663	1,515,465	165,586	91,755	71,180	1,843,986	10,033,649
¹ As at December 31, 2017, $225 million (December 31, 2016: $150 million) of the Demand deposits - Interest bearing bear a special negligible interest rate. The weighted-average interest rate on interest-bearing demand deposits as at December 31, 2017 is 0.02% (December 31, 2016: 0.06%).

Schedule of deposits by type and segment

By Type and Segment	December 31, 2017			December 31, 2016
	Payable on demand	Payable on a fixed date	Total	Payable on demand	Payable on a fixed date	Total
Bermuda
Customers	4,418,649	834,211	5,252,860	4,723,445	1,223,657	5,947,102
Banks	442	—	442	341	4	345
Cayman
Customers	2,529,499	405,215	2,934,714	2,606,305	417,750	3,024,055
Banks	7,704	4,320	12,024	19,615	3,701	23,316
Guernsey
Customers	865,506	470,912	1,336,418	781,119	185,457	966,576
The Bahamas
Customers	—	—	—	58,703	13,417	72,120
United Kingdom
Banks	—	—	—	135	—	135
Total Customers	7,813,654	1,710,338	9,523,992	8,169,572	1,840,281	10,009,853
Total Banks	8,146	4,320	12,466	20,091	3,705	23,796
Total deposits	7,821,800	1,714,658	9,536,458	8,189,663	1,843,986	10,033,649